UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Fund of California®
Investment portfolio

November 30, 2008
 unaudited

Bonds & notes — 91.54%	Principal amount (000)	Value (000)

CALIFORNIA — 86.51%
State issuers — 39.22%
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2012	$750	$739
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2013	1,000	977
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2014	500	480
Del Mar Race Track Auth., Rev. Bonds, Series 2005, 5.00% 2025	5,500	4,165
Eastern Municipal Water Dist., Water and Sewer Rev. Certs. of Part., Series 2008-H, 5.00% 2033	4,000	3,588
Econ. Recovery Bonds, Series 2004-A, 5.25% 2013	1,975	2,126
Econ. Recovery Bonds, Series 2004-A, 5.25% 2014	3,000	3,252
Econ. Recovery Bonds, Series 2004-A, 5.00% 2015	1,000	1,063
Econ. Recovery Bonds, Series 2004-A, 5.00% 2016	2,000	2,050
Econ. Recovery Bonds, Series 2008-B, 5.00% 2023 (put 2011)[1]	1,500	1,565
Educational Facs. Auth., Current Interest Rev. Bonds (Pomona College), Series 2005-A, 5.00% 2045	7,390	6,719
Educational Facs. Auth., Rev. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	4,608
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2026	1,500	1,333
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	2,560
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	1,635
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,000	910
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	977
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	5,000	3,206
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2025	4,975	4,495
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2029	1,810	1,548
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	1,000	815
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-B, 5.00% 2020	1,140	1,184
Educational Facs. Auth., Rev. Bonds (Occidental College), Series 2008, 5.30% 2038	2,000	1,845
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	920
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	4,000	2,988
Educational Facs. Auth., Rev. Bonds (University of La Verne), Series 2005-A, 5.00% 2035	4,470	3,034
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	2,650	2,497
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2031	3,005	2,524
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2005-A, 5.00% 2035	4,000	3,244
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 1996, MBIA insured, 5.70% 2011	1,190	1,282
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2036	9,000	7,330
G.O. Bonds, XLCA insured, 5.00% 2014 (preref. 2012)	2,000	2,161
Various Purpose G.O. Bonds, RADIAN insured, 5.25% 2019	2,520	2,541
Various Purpose G.O. Bonds 5.00% 2024	2,000	1,867
Veterans G.O. Bonds, Series BG, 4.95% 2010	1,175	1,189
Veterans G.O. Bonds, Series CB, AMT, 4.75% 2018	6,510	5,948
Veterans G.O. Bonds, Series CD, AMT, 4.55% 2029	4,000	2,924
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, FGIC insured, 5.00% 2038	2,000	1,512
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2005-A, 5.00% 2045	6,000	4,413
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 4.50% 2027	11,280	8,831
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.00% 2033	25,675	15,583
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2011 (escrowed to maturity)	1,000	1,059
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, 5.00% 2012 (escrowed to maturity)	1,500	1,610
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	12,050	12,958
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.75% 2039 (preref. 2013)	3,000	3,453
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2003-A, 5.00% 2017	1,000	961
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West),
Series 2005-A, 5.00% 2016	2,500	2,358
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2017	1,000	924
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2020	2,000	1,749
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Adventist Health System/West), Series 2005-A, 5.00% 2035	3,000	2,186
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	3,500	3,384
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	3,500	3,050
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	2,000	1,731
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,000	825
Statewide Communities Dev. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	7,275	5,949
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-B, 5.25% 2013 (escrowed to maturity)	2,000	2,025
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,000	3,877
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2001-C, 5.25% 2031	3,000	2,519
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	3,000	2,995
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2007-A, 4.75% 2033	3,000	2,266
Health Facs. Fncg. Auth., Rev. Bonds (Little Co. of Mary Health Services), Series 1998, AMBAC insured, 5.00% 2013	1,125	1,149
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	3,000	3,002
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2008-A, 5.00% 2021	1,710	1,537
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Hospital and Clinics), Series 2003-A, 5.00% 2017	3,680	3,550
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2007-A, 5.00% 2042	3,000	2,344
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	4,000	3,741
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	14,750	12,238
Statewide Communities Dev. Auth., Hospital Rev. Certs. of Part. (Cedars-Sinai Medical Center), Series 1992, 6.50% 2012	3,235	3,424
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 4.625% 2026	3,000	2,324
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2006-M, AMT, 5.00% 2037	3,790	3,410
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-E, AMT, 4.65% 2022	2,500	2,032
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series 2007-G, AMT, 5.50% 2042	2,455	2,288
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.60% 2021	3,850	3,215
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series I, AMT, 4.70% 2026	3,000	2,339
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.55% 2021	10,500	8,532
Housing Fin. Agcy., Home Mortgage Rev. Bonds, Series K, AMT, 4.70% 2031	2,500	1,815
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-B-3, Class III, AMT, MBIA insured, 5.10% 2012	95	94
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 1997-C-1, Class III, MBIA insured, 5.05% 2011	195	202
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	1,998
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	1,982
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	10,000	9,148
Infrastructure and Econ. Dev. Bank, Bay Area Toll Bridges Seismic Retrofit Rev. Bonds,
Series 2003-A, FSA insured, 5.25% 2014 (preref. 2013)	1,500	1,693
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2014	2,200	2,334
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2015	1,000	1,056
Infrastructure and Econ. Dev. Bank, Clean Water State Revolving Fund Rev. Bonds, Series 2002, 5.00% 2016	4,000	4,200
Infrastructure and Econ. Dev. Bank, Infrastructure State Revolving Fund Rev. Bonds, Series 2008, 5.00% 2036	3,000	2,608
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2015	1,000	1,031
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project),
Series 2006-B, FGIC insured, 5.00% 2022	1,000	925
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2013	2,000	2,119
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Independent System Operator Corp. Project),
Series 2008-A, 5.00% 2014	5,000	5,311
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2027	1,000	920
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County),
Series 2007, 5.00% 2037	1,500	1,297
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	2,732
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	1,938
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	2,301
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.375% 2031	530	350
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	636
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,382
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	1,929
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022	1,395	1,120
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	5,500	3,828
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2043[2]	1,750	1,282
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista),
Series 2008-B, 6.125% 2048[2]	1,500	1,084
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.00% 2016	1,290	1,124
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2026	1,000	724
Municipal Fin. Auth., Education Rev. Bonds (American Heritage Education Foundation Project),
Series 2006-A, 5.25% 2036	1,750	1,145
Municipal Fin. Auth., Rev. Bonds (Cancer Center of Santa Barbara), Series 2006, RADIAN insured, 5.00% 2026	1,000	824
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	817
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	826
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	2,000	1,273
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.00% 2018	1,000	857
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.625% 2023	1,500	1,251
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.80% 2028	6,700	5,349
Municipal Fin. Auth., Rev. Ref. Bonds (BIOLA University), Series 2008-A, 5.875% 2034	3,000	2,325
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 3.231% 2019[1]	5,000	2,250
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 3.321% 2027[1]	12,000	4,440
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, AMBAC/FGIC insured, 4.75% 2023	7,500	5,241
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-C, AMT, FGIC insured, 4.75% 2023	5,000	3,494
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 2004-D, AMT, FGIC insured, 4.75% 2023	16,000	11,181
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, MBIA insured, 5.35% 2016	6,000	5,695
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (San Diego Gas & Electric Co.),
Series 1996-A, 5.90% 2014	2,075	2,133
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of California, Inc. Project),
BFI Corp. Guarantee, Series 1996-A, AMT, 5.80% 2016	7,000	5,691
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2001-A, AMT, 5.125% 2031 (put 2014)	2,000	1,768
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2002-B, AMT, 5.00% 2027	2,000	1,352
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	2,250	2,055
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-C, AMT, 5.125% 2023	3,500	2,512
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project),
Series 2002-A, AMT, 5.00% 2022	10,500	7,633
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County),
Series 1991-A, 6.50% 2017	1,000	1,121
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2013	1,000	1,066
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Kern County at Delano II),
Series 2003-C, 5.50% 2022	1,000	1,001
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 1993-D, FSA insured, 5.25% 2015	1,000	1,071
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC insured, 5.25% 2019	3,000	2,876
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2017	1,470	1,493
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation,
Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	7,475	7,122
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, State Prison-Lassen County, Susanville),
Series 2004-E, XLCA insured, 5.00% 2016	3,395	3,378
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.25% 2013	1,000	1,038
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2015	1,000	1,041
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2016	2,735	2,810
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2017	1,000	1,013
Public Works Board, Lease Rev. Bonds (Dept. of General Services, Butterfield State Office Complex),
Series 2005-A, 5.00% 2021	2,000	1,901
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.25% 2013	1,000	1,044
Public Works Board, Lease Rev. Bonds (Dept. of Mental Health-Coalinga State Hospital), Series 2004-A, 5.50% 2016	2,000	2,155
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project),
Series 2006-E, 5.00% 2027	2,275	2,120
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2004-F, 5.00% 2020	1,500	1,504
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects),
Series 2005-D, 5.00% 2025	1,000	961
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	1,686
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2018	3,000	2,996
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Health Services, Richmond Laboratory Project),
Series 2005-K, 5.00% 2024	1,715	1,567
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California,
Various University of California Projects), Series 2007-A, FGIC insured, 5.25% 2023	7,690	7,687
Regents of the University of California, General Rev. Bonds, Series 2005-F, FSA insured, 5.00% 2015	1,500	1,610
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC insured, 5.00% 2037	10,000	8,741
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, MBIA insured, 2.11% 2037[1]	10,000	4,800
Regents of the University of California, Medical Center Pooled Rev. Bonds,
Series 2007-C-2, MBIA insured, 2.18% 2043[1]	8,000	3,620
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	4,875	4,551
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	1,843
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	6,000	4,160
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2027	2,000	1,340
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2008-A, 5.00% 2022	6,545	6,406
Trustees of the State University, Systemwide Rev. Bonds, Series 2005-A, AMBAC insured, 5.00% 2019	3,000	3,086
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	3,790	4,119
Statewide Communities Dev. Auth., Certs. of Part. (Catholic Healthcare West), 6.50% 2020 (preref. 2010)	1,555	1,687
Statewide Communities Dev. Auth., Certs. of Part. (Citrus Valley Health Partners, Inc.), MBIA insured, 5.50% 2011	1,000	1,035
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	5,125	4,719
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	9,500	6,216
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Community Hospital of the Monterey Peninsula),
Series 2003-B, FSA insured, 5.25% 2023	500	475
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2014	2,000	2,083
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2016	2,000	2,060
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Memorial Health Services), Series 2003-A, 6.00% 2023	3,000	2,974
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2003, 5.25% 2023	2,000	1,815
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 4.50% 2013	4,000	3,938
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2028	1,000	809
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging),
Series 2008, 5.00% 2037	3,500	2,647
Statewide Communities Dev. Auth., Insured Rev. Ref. Bonds (Rady Children’s Hospital — San Diego),
Series 2006-A, MBIA insured, 5.00% 2020	4,440	3,918
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Parkview Terrace Club Apartments), Issue 1999-B, 5.20% 2029 (put 2009)	2,100	2,079
Statewide Communities Dev. Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Skylark Apartments), Issue 1999-D, 5.20% 2029 (put 2009)	1,440	1,425
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	4,000	2,682
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	4,000	2,464
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2007, 5.00% 2047	6,000	3,855
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.25% 2024	2,500	1,816
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-A, 5.00% 2039	3,200	1,894
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-G, 5.00% 2022	5,000	3,613
Statewide Communities Dev. Auth., Rev. Bonds (Daughters of Charity Health System), Series 2005-H, 5.25% 2025	6,800	4,865
Statewide Communities Dev. Auth., Rev. Bonds (Drew School), Series 2007, 5.30% 2037	1,065	679
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2014	4,090	4,098
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	6,495	6,093
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2020	2,535	2,307
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2027	4,700	3,834
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	4,095	4,085
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	1,000	771
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	4,713
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2018	4,250	4,099
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,235
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project),
Series 2007-A, 5.625% 2033	3,000	1,829
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2016	2,660	2,633
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.75% 2026	2,000	1,446
Statewide Communities Dev. Auth., Senior Living Rev. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	5,500	3,637
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	2,841
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	2,750	2,179
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,304
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	831
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	2,227
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2029	1,000	717
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	1,332
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2006-A, 4.60% 2028	3,000	2,466
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Subseries 2003-A-3, 4.60% 2028	5,000	4,109
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 6.00% 2013	4,000	4,319
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, AMBAC insured, 5.50% 2015	2,000	2,101
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, MBIA insured, 5.50% 2011	1,000	1,056
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-11, 5.00% 2018	1,000	1,015
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2021	8,000	7,845
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-H, 5.00% 2022	17,000	16,582
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2008-K, 5.00% 2018	8,500	8,632
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, 5.75% 2017 (preref. 2012)	1,500	1,695
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A, XLCA insured, 5.375% 2017 (preref. 2012)	3,000	3,354
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2021	2,000	2,035
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AE, 5.00% 2028	2,000	1,922
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	335	371
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series W, 5.50% 2017 (preref. 2011)	15	17
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project),
Series X, FGIC insured, 5.50% 2017 (escrowed to maturity)	100	114
		629,426

City & county issuers — 47.29%
Adelanto Public Utility Auth., Rev. Ref. Bonds (Utility System Project),
Series 2005-A, AMBAC insured, 12.00% 2034[1,3]	12,855	12,855
Alameda County Joint Powers Auth., Lease Rev. Bonds (Juvenile Justice Fac.),
Series 2004-D, XLCA insured, 5.125% 2012	2,500	2,681
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo,
2007 Special Tax Bonds (Glenwood at Aliso Viejo), 6.00% 2038	3,200	2,276
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project),
Series 1997-C, FSA insured, 0% 2022	2,000	847
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties),
Series 2004-C, MBIA insured, 5.00% 2023	1,000	982
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,500	7,535
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Series B, 5.70% 2010	1,260	1,256
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2027	1,540	959
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging),
Series 2008-A, 5.65% 2038	3,165	2,665
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 5.50% 2009	2,400	2,449
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	3,500	3,143
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,645	2,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2027	3,500	2,335
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	2,660	1,648
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.75% 2017	1,400	1,300
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 5.85% 2027	1,000	807
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1997-A, 6.20% 2027	4,170	3,527
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(American Baptist Homes of the West Facs. Project), Series 1998-A, 6.10% 2017	3,445	3,279
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.00% 2009	4,600	4,624
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2013	1,000	981
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part.
(Episcopal Homes Foundation), Series 1998, 5.125% 2018	2,215	2,017
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,615
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	4,000	3,424
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2017	6,000	6,418
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2018	3,500	3,689
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2019	5,000	5,193
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-F, 5.00% 2022	4,000	4,016
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.00% 2039	4,000	3,579
Bay Area Toll Auth. San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-F-1, 5.125% 2047	2,000	1,777
Beverly Hills Unified School Dist. (Los Angeles County), Election of 2002 G.O. Bonds,
Series A, 5.00% 2022 (preref. 2012)	1,500	1,652
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2016	1,000	945
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.25% 2019	3,830	3,415
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2023	1,180	944
Burbank-Glendale-Pasadena Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2024	1,500	1,181
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	3,440	3,223
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	2,115	1,721
Calleguas — Las Virgenes Public Fncg. Auth., Rev. Ref. Bonds (Calleguas Municipal Water Dist. Project),
Series 2003-B, MBIA insured, 5.25% 2020	1,565	1,595
Capistrano Unified School Dist., Community Facs. Dist. No. 90-2 (Talega),
Special Tax Bonds (Improvement Area No. 2002-1), Series 2003, 6.00% 2033	1,200	901
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera),
Special Tax Ref. Bonds, Series 2005, FGIC insured, 5.00% 2016	2,120	1,996
Community Facs. Dist. No. 98-2, Capistrano Unified School Dist. (Ladera),
Special Tax Ref. Bonds, Series 2005, FGIC insured, 5.00% 2023	2,000	1,631
City of Carlsbad, Assessment Dist. No. 2002-01 (Poinsettia Lane East), Limited Obligation Improvement Bonds,
Series 2005-A, 5.00% 2022	1,000	753
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.25% 2026	1,620	1,171
City of Carlsbad, Community Facs. Dist. No. 3, Special Tax Bonds (Improvement Area 1), Series 2006, 5.30% 2036	1,475	971
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2021	1,055	821
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2022	1,110	846
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2023	1,165	871
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2024	1,220	895
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 5.00% 2030	3,675	2,474
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area),
Series 2007-C, 4.50% 2035	2,810	1,630
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.625% 2023	815	678
City of Cathedral City, Community Facs. Dist. No. 2000-1, Special Tax Bonds, 6.70% 2030	3,750	2,931
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.00% 2030	990	608
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 5.05% 2035	1,370	813
Central Valley School Districts Fncg. Auth., Rev. Bonds (School Dist. G.O. Bond Ref. Program),
Series 1998-A, MBIA insured, 6.25% 2011	1,000	1,072
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	1,000	975
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016	75	80
Chaffey Community College Dist., San Bernardino County, Election of 2002 G.O. Bonds,
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,545	1,727
Chino Basin Regional Fncg. Auth., Rev. Bonds (Inland Empire Utilities Agcy.),
Series 2008-A, AMBAC insured, 5.00% 2026	2,000	1,852
Community Facs. Dist. No. 2005-1 of the City of Chino Hills,
2007 Special Tax Bonds (Improvement Area 1), 5.00% 2023	1,000	680
Community Facs. Dist. No. 2005-1 of the City of Chino Hills,
2007 Special Tax Bonds (Improvement Area 1), 5.00% 2027	1,630	1,038
Community Facs. Dist. No. 2005-1 of the City of Chino Hills,
2007 Special Tax Bonds (Improvement Area 1), 5.00% 2036	10,015	5,828
City of Chula Vista, Community Facs. Dist. No. 07-I (Otay Ranch Village Eleven), Special Tax Bonds,
Series 2006, 5.125% 2036	2,880	1,668
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-B, AMT, 5.00% 2027	10,945	8,273
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1992-D, AMT, 5.00% 2027	7,000	5,291
City of Chula Vista, Industrial Dev. Rev. Bonds (San Diego Gas & Electric Co.), Series 1997-A, AMT, 4.90% 2023	3,000	2,375
County of Contra Costa Public Fncg. Auth., Lease Rev. Bonds (Medical Center Ref.),
Series 2007-B, MBIA insured, 5.00% 2017	5,000	5,279
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.75% 2027	1,000	650
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	1,100	661
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 5.00% 2037	2,500	1,542
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,191
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,052
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2003, 6.00% 2033	1,780	1,308
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds, Series 2005, 5.30% 2035	3,150	2,060
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Bonds,
Series 2001, 5.25% 2016 (preref. 2011)	4,000	4,342
East Bay Municipal Utility Dist. (Alameda and Contra Costa Counties), Water System Rev. Ref. Bonds,
Series 2007-A, FGIC insured, 5.00% 2032	7,225	6,779
Eastern Municipal Water Dist. (Riverside County), Water and Sewer Rev. Certs. of Part.,
Series 2006-A, MBIA insured, 5.00% 2016	1,500	1,616
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Bonds,
Series 1999, 6.125% 2016	995	890
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011	910	908
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024	615	556
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 6.20% 2011 (preref. 2009)	565	598
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024 (preref. 2009)	385	410
City of Folsom, Community Facs. Dist. No. 14, Special Tax Bonds (Parkway Phase II),
Series 2002, 6.30% 2032 (preref. 2011)	4,000	4,522
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.125% 2026	1,090	761
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,615	1,072
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2004, 6.00% 2034	1,000	743
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Bonds, Series 2006, 5.00% 2036	4,000	2,219
Foothill-De Anza Community College Dist. (Santa Clara County), Election of 1999 G.O. Bonds,
Series B, 5.25% 2017 (preref. 2013)	3,085	3,487
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,721
Community Facs. Dist. No. 2001-1, Fullerton School Dist., 2001 Special Tax Bonds, 6.375% 2031	3,000	2,404
Fullerton School Dist. (Orange County), 2002 Election G.O. Bonds, Series A, FGIC insured, 5.375% 2017	2,340	2,475
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry),
RADIAN insured, 5.00% 2016	4,780	4,652
Grossmont Healthcare Dist. (San Diego County), G.O. Bonds, 2006 Election,
Series 2007-A, AMBAC insured, 5.00% 2019	2,460	2,497
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Hermosa Beach, Marineland Mobile Home Park),
Series 2004-A, 6.375% 2039	3,935	3,000
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2026	1,500	1,029
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.00% 2031	2,000	1,276
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-A, 5.125% 2041	3,800	2,311
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates),
Series 2006-B, 5.85% 2041	1,150	758
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.60% 2037	1,590	1,093
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park),
Series 2007-A, 5.70% 2047	1,845	1,257
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2027	1,605	1,133
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2032	1,005	664
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 5.00% 2047	3,000	2,032
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two, 5.10% 2016	1,730	1,520
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Three, 5.55% 2026	1,000	766
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2018	345	287
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2019	365	296
City of Irvine, Assessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Group Seven, 5.00% 2022	410	311
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.20% 2026	1,375	998
City of Irvine, Community Facs. Dist. No. 2005-2 (Columbus Grove), 2006 Special Tax Bonds, 5.25% 2036	1,800	1,175
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2019	1,645	1,323
Irvine Unified School Dist. Fncg. Auth., Special Tax Rev. Bonds (Group II), Series A, 5.00% 2026	2,500	1,768
Community Facs. Dist. No. 12, Jurupa Community Services Dist. (Eastvale Area), Special Tax Bonds,
Series 2005-A, 5.15% 2035	1,630	1,035
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	4,500	3,677
City of Lake Elsinore, Community Facs. Dist. No. 2003-2 (Canyon Hills), Special Tax Bonds, Series 2004-A, 5.95% 2034	2,500	1,834
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.10% 2022	1,000	744
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2030	1,195	812
City of Lake Elsinore, Community Facs. Dist. No. 2004-3 (Rosetta Canyon), Special Tax Bonds (Improvement Area No. 1),
Series 2005-A, 5.25% 2035	1,225	804
City of Lake Elsinore, Community Facs. Dist. No. 2005-2 (Alberhill Ranch), Special Tax Bonds (Improvement Area A),
Series 2005-A, 5.45% 2036	3,000	2,022
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2002, 6.375% 2032	3,500	2,792
Lammersville School Dist., Community Facs. Dist. No. 2002 (Mountain House), Special Tax Bonds,
Series 2006, 5.00% 2026	1,500	1,061
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds,
Series 2003, MBIA insured, 5.25% 2018	1,935	1,877
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.25% 2020	1,110	775
City of Lathrop (San Joaquin County), Community Facs. Dist. No. 2006-1, Special Tax Bonds
(Central Lathrop Specific Plan Phase 1 Infrastructure), Series 2006, 5.30% 2026	2,680	1,675
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	3,555	4,181
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2004, 6.00% 2034 (preref. 2013)	890	1,042
Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project),
Series 2005-A, RADIAN insured, 5.00% 2015	3,365	3,306
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2016	2,950	2,556
City of Loma Linda, Hospital Rev. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	5,960	4,541
City of Long Beach, Fncg. Auth. Rev. Bonds, Series 1992, AMBAC insured, 6.00% 2017	750	816
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.50% 2009	2,000	2,023
City of Long Beach, Harbor Rev. Bonds, Series 2000-A, AMT, 5.75% 2013	2,500	2,552
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2011	2,800	2,843
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2014	1,500	1,485
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2004-A, AMT, FGIC insured, 5.00% 2015	1,000	975
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2015	1,000	980
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, MBIA insured, 5.00% 2020	3,000	2,698
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project),
Series 2001, AMBAC insured, 5.50% 2016	4,380	4,588
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.25% 2020	1,000	781
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.00% 2024	3,000	2,131
Long Beach Bond Fin. Auth., Natural Gas Purchase Rev. Bonds, Series 2007-A, 5.50% 2027	2,000	1,440
Long Beach Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2008-A, 5.00% 2025	4,065	3,993
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-A, Subseries A-1, 5.25% 2015	3,500	3,672
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2007-B,
Subseries B-1, XLCA insured, 4.00% 2042[1]	11,500	11,500
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-1, 5.25% 2038	7,500	7,040
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A, Subseries A-2, 5.25% 2032	9,000	8,590
City of Los Angeles Harbor Dept., Rev. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	1,370	1,665
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-B, MBIA insured, 5.00% 2021	2,010	2,019
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2005-C-1, AMT, MBIA insured, 5.00% 2017	5,710	5,314
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2018	5,000	4,550
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, MBIA insured, 5.00% 2020	10,000	8,697
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2017	3,095	2,869
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-B, AMT, FGIC insured, 5.00% 2020	8,000	6,922
City of Los Angeles, Multi-family Housing Rev. Bonds (GNMA Collateralized — Ridgecroft Apartments Project),
Series 1997-E, AMT, 6.125% 2027	2,005	1,889
County of Los Angeles, Certs. of Part. (1993 Disney Parking Project), AMBAC insured, 0% 2014	3,000	2,367
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series A, 5.50% 2016 (preref. 2011)	2,000	2,194
County of Los Angeles, Los Angeles Community College Dist., G.O. Bonds, 2001 Election,
Series 2007-A, FGIC insured, 5.00% 2021	3,000	3,012
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2001-B, FSA insured, 5.25% 2017	3,530	3,741
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2015	1,000	1,011
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2022	1,450	1,302
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2023	1,595	1,419
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project),
Series 2005, AMBAC insured, 5.00% 2024	3,250	2,860
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds,
Series 2008-A, AMT, 5.50% 2022	5,000	4,418
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2016	1,780	1,657
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2018	1,400	1,255
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2022	2,610	2,129
Dept. of Airports of the City of Los Angeles, Ontario International Airport Rev. Ref. Bonds,
Series 2006-A, AMT, MBIA insured, 5.00% 2024	2,920	2,302
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 4.875% 2027	1,200	1,067
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	2,984
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	495	421
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	2,956
Los Angeles County Public Works Fncg. Auth., Lease Rev. Bonds (Calabasas Landfill Project),
Series 2005, AMBAC insured, 5.00% 2022	3,440	3,413
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14 Rev. Bonds),
Series 2005-B, FGIC insured, 5.00% 2020	1,000	962
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2016 (preref. 2013)	1,000	1,134
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	535	607
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2002 G.O. Bonds,
Series 2003-A, MBIA insured, 5.375% 2017 (preref. 2013)	465	527
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2006-G, AMBAC insured, 5.00% 2016	1,000	1,077
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2020	1,000	998
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2022	1,275	1,241
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2023	1,725	1,665
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	2,840
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Figueroa Plaza),
Series 2007-B-1, FGIC insured, 5.00% 2023	3,965	3,844
Municipal Improvement Corp. of Los Angeles, Lease Rev. Bonds (Real Property), Series 2008-B, 5.00% 2038	3,000	2,627
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2001-A, 5.375% 2013	4,000	4,240
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2003-A, 5.25% 2015	1,500	1,585
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2004-B, 5.00% 2015	2,000	2,175
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2016 (preref. 2011)	2,530	2,752
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2001-B, 5.25% 2018 (preref. 2011)	1,000	1,088
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2004-A, 5.00% 2015	1,300	1,429
Metropolitan Water Dist. of Southern California, Waterworks G.O. Ref. Bonds, Series 2005-A, 5.00% 2018	1,000	1,060
Monrovia Redev. Agcy., Tax Allocation Notes (Central Redev. Project, Project Area No. 1), Issue of 2007, 4.40% 2012	2,000	1,862
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands), Series 2006, 5.30% 2038	3,950	2,571
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village),
2005 Special Tax Bonds (Improvement Area No. 1), 5.10% 2026	1,355	943
City of Murrieta, Community Facs. Dist. No. 2003-3 (Creekside Village),
2005 Special Tax Bonds (Improvement Area No. 1), 5.20% 2035	1,810	1,178
Oak Park Unified School Dist. (Ventura County), Election of 1977 G.O. Bonds, Series 2000, FSA insured, 0% 2015	2,300	1,772
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, MBIA insured, 5.00% 2023	2,000	1,594
Community Facs. Dist. No. 2001-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2002-A, 6.00% 2032 (preref. 2010)	2,400	2,596
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.125% 2018	1,180	1,015
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2003-A, 5.55% 2033	1,500	1,110
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.60% 2028	1,000	772
Community Facs. Dist. No. 2003-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2004-A, 5.625% 2034	1,750	1,303
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.15% 2029	1,000	720
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds, Series 2005-A, 5.20% 2034	4,950	3,453
County of Orange, Irvine Coast Assessment Dist. No. 88-1, Limited Obligation Improvement Bonds,
Series 1998-A, 5.25% 2009	670	669
County of Orange, Local Transportation Auth., First Bonds, MBIA insured, 6.00% 2009	1,500	1,515
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	1,000	700
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1,
Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	1,115	757
Orange County Sanitation Dist., Certs. of Part., Series 2007-B. FSA insured, 5.00% 2026	3,000	2,873
Orange County Water Dist., Rev. Certs. of Part., Series 1999-A, 5.25% 2022 (preref. 2009)	1,960	2,039
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2014	2,275	2,174
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2015	2,390	2,246
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,373
City of Oxnard, Community Facs. Dist. No. 3 (Seabridge at Mandalay Bay), Special Tax Bonds, Series 2005, 5.00% 2035	2,000	1,238
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02),
Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	3,000	2,049
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02),
Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	2,000	1,266
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.00% 2019	675	498
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.10% 2021	620	441
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.15% 2022	915	641
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.25% 2024	1,015	689
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.35% 2030	1,740	1,095
City of Palmdale, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Anaverde Public Improvements),
Series 2005-A, 5.40% 2035	1,755	1,070
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2009	1,320	1,331
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.50% 2010	1,715	1,736
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business Centre), Special Tax Ref. Bonds,
Series 1998, 6.75% 2015	2,050	2,053
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.25% 2036	5,000	3,068
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.00% 2019	1,000	756
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds, Series 2006, 5.10% 2021	1,040	754
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.25% 2027	1,000	702
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	1,000	662
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2027	565	393
City of Rancho Cucamonga, Community Facs. Dist. No. 2006-01 (Vintner’s Grove), Special Tax Bonds,
Series 2007, 5.00% 2037	1,120	714
City of Rancho Mirage Joint Powers Fncg. Auth., Rev. Bonds (Eisenhower Medical Center), Series 2007-A, 5.00% 2027	6,280	5,054
Community Facs. Dist. No. 1 (Santa Fe Valley) of the Rancho Santa Fe Community Services Dist., Special Tax Bonds,
Series 2007, 5.25% 2030	3,000	2,061
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, FSA insured, 5.25% 2020	2,000	2,118
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	472
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,075
City of Rio Vista, Community Facs. Dist. No. 2004-1, Special Tax Bonds (Northwest Wastewater Fac.),
Series 2005, 5.70% 2024	3,110	2,331
City of Riverside, Electric Rev. Bonds, Issue 2001, FSA insured, 5.25% 2015 (preref. 2011)	1,000	1,105
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist.,
Special Tax Bonds (Improvement Area No. 2), Series 2005-A, 5.25% 2030	1,000	674
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.00% 2025	2,400	1,672
County of Riverside Community Facs. Dist. No. 04-2 (Lake Hills Crest), Special Tax Bonds, Series 2005, 5.10% 2035	4,610	2,925
Riverside County Public Fncg. Auth., Certs. of Part. (Air Force Village West, Inc.), 5.40% 2009	255	258
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (County of Riverside Redev. Projects),
Series 2005-A, XLCA insured, 5.00% 2023	2,000	1,632
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities
and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2020	2,050	1,814
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley,
Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, MBIA insured, 5.00% 2021	2,885	2,503
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2020	805	630
City of Rocklin (Placer County) Community Facs. Dist. No. 10 (Whitney Ranch), Special Tax Bonds,
Series 2005, 5.00% 2021	855	654
City of Roseville, Highland Reserve North Community Facs. Dist. No. 1, Special Tax Bonds,
Series 1999, 6.00% 2011 (preref. 2009)	607	636
City of Roseville, Water Utility Rev. Certs. of Part., Series 2007, MBIA insured, 5.00% 2022	1,000	985
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	831
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2018	5,000	4,060
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2020	2,000	1,545
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	3,647
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,000	2,151
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2025	1,000	703
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2027	12,000	8,142
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, FSA insured, 5.75% 2024	1,940	1,713
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2015 (preref. 2012)	1,115	1,225
County of Sacramento, Airport System Rev. Ref. Bonds, Series B, AMT, FSA insured, 5.25% 2016 (preref. 2012)	1,170	1,286
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.10% 2013	665	650
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1,
Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021	500	438
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program),
Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	2,059
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2015 (preref. 2011)	1,000	1,092
Sacramento City Fncg. Auth., 2001 Capital Improvement Rev. Bonds (Water and Capital Improvement Projects),
Series A, AMBAC insured, 5.50% 2016 (preref. 2011)	2,715	2,963
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, FSA insured, 5.25% 2016	470	498
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects),
Series 2002-A, FSA insured, 5.25% 2016 (preref. 2012)	1,530	1,709
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.),
Series 2007-B, FGIC insured, 2.413% 2035[1]	13,500	7,223
Sacramento County Water Fncg. Auth., Rev. Bonds (Sacramento County Water Agcy. Zones 40 and 41
2007 Water System Project), Series 2007-B, FGIC insured, 2.433% 2034[1]	5,000	2,550
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,724
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2002-Q, FSA insured, 5.25% 2017	1,000	1,035
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds
(Equity Residential/Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)	1,000	990
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,339
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project),
Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,563
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC insured, 0% 2021	2,500	1,187
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Rev. Ref. Bonds, 6.625% 2026	5,000	4,320
County of San Diego, Certs. of Part. (2005 Edgemoor Project and 1996 Regional Communications System Ref.),
AMBAC insured, 5.00% 2018	1,450	1,447
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,442
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,466
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,023
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	793
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	1,599
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	2,640
San Diego County, Escondido Union School Dist., Election of 2002 G.O. Bonds,
Series A, FSA insured, 5.25% 2017 (preref. 2012)	2,015	2,237
San Diego Unified School Dist., 2003 G.O. Bonds, Current Interest Bonds (Election of 1998),
Series E, FSA insured, 5.25% 2015	1,000	1,083
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, AMBAC insured, 5.00% 2019	1,000	875
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Bonds, Issue 26-A, AMT, FGIC insured, 5.00% 2010	1,915	1,914
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 32-F, FGIC insured, 5.25% 2018	2,500	2,522
City and County of San Francisco Airport Commission, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	5,000	4,673
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds
(Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	3,846
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC insured, 5.00% 2019	2,195	2,058
County of San Joaquin, Certs. of Part. (County Administration Building), Series 2007, MBIA insured, 5.00% 2024	3,370	2,962
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2011 (escrowed to maturity)	1,500	1,424
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2014 (escrowed to maturity)	4,000	3,357
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	2,602
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	2,894
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	5,000	4,339
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2017	1,120	1,168
City of San Jose, G.O. Bonds (Libraries, Parks and Public Safety Projects), Series 2002, 5.00% 2020	1,000	1,016
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.30% 2012	365	378
Redev. Agcy. of the City of San Jose, Multi-family Housing Rev. Bonds (GNMA Collateralized — Miraido Village),
Series 1997-A, AMT, 5.65% 2022	1,490	1,405
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2004-A, MBIA insured, 4.54% 2018	3,000	2,775
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2018	2,500	2,403
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project),
Series 2006-D, AMBAC insured, 5.00% 2021	2,000	1,815
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.50% 2010	1,090	1,108
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds
(Capital Appreciation Bonds), Series 2006-B, MBIA insured, 0% 2035	5,000	884
San Mateo County, Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program),
Series 1993-A, MBIA insured, 5.125% 2018	2,700	2,809
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.25% 2028	2,000	1,892
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2033	1,000	891
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Youth Services Campus),
Series 2008-A, 5.00% 2036	5,000	4,378
San Mateo County Transit Dist., Limited Tax Bonds, Series 1997-A, MBIA insured, 5.50% 2017 (escrowed to maturity)	2,500	2,836
Santa Ana Fncg. Auth., Police Administration and Holding Fac. Lease Rev. Bonds,
Series 1994-A, MBIA insured, 6.25% 2019	1,000	1,050
Santa Clara County Fncg. Auth., Lease Rev. Bonds (VMC Ref.), Series 2008-A, 5.00% 2022	10,500	10,286
Santa Clara Valley Transportation Auth., 2000 Measure A Sales Tax Rev. Ref. Bonds,
Series 2007-A, AMBAC insured, 5.00% 2027	3,000	2,881
Santa Cruz County, Cabrillo Community College Dist., Election of 1998 G.O. Bonds,
Series B, FGIC insured, 0% 2016	1,500	1,058
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 5.375% 2018 (preref. 2013)	1,005	1,140
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Bonds,
Series 2003, 6.00% 2030 (preref. 2013)	1,170	1,360
Santa Monica-Malibu Unified School Dist., Los Angeles County, G.O. Ref. Bonds, Series 1998, 5.25% 2018	2,175	2,366
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County),
FGIC insured, 5.25% 2021	2,000	2,031
Community Facs. Dist. No. 2005-1, Saugus Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	1,135	805
Shafter Joint Powers Fin. Auth., Lease Rev. Bonds (Community Correctional Fac. Acquisition Project),
Series 1997-A, 5.95% 2011	1,075	1,078
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds, Series 1999-A, FSA insured, 5.375% 2011	1,600	1,648
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2019	1,015	952
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2020	2,025	1,859
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project),
Series 2006-A, FGIC insured, 5.00% 2022	2,300	2,046
South Tahoe Joint Powers Parking Fin. Auth., Parking Rev. Bonds, Series A, 7.00% 2027	5,500	4,270
South Tahoe Redev. Agcy. Community Facs. Dist. No. 2001-1, Special Tax Ref. Bonds
(Park Avenue Project, Heavenly Village), Series 2007, 5.00% 2031	1,225	794
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,427
Southeast Resource Recovery Fac. Auth., Lease Rev. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,487
City of Stockton, Arch Road East Community Facs. Dist. No. 99-02, Special Tax Bonds, Series 2007, 5.875% 2037	6,000	4,189
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,146
Sweetwater Auth., San Diego County, Water Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2016	2,825	2,954
City of Temecula, Public Fncg. Auth., Community Facs. Dist. No. 03-03 (Wolf Creek), Special Tax Bonds,
Series 2003, 5.80% 2026	1,165	903
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2027	570	399
Community Facs. Dist. No. 2004-1, Temecula Valley Unified School Dist., Special Tax Bonds (Improvement Area A),
Series 2007, 5.00% 2037	935	582
Tobacco Securitization Auth. of Northern California (Sacramento County), Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 5.00% 2028 (preref. 2011)	4,715	4,954
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2001-A, 5.25% 2027 (preref. 2012)	5,675	6,257
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 6.00% 2022	2,600	2,554
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	848
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,206
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	5,855	4,407
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-B, 5.125% 2027	4,605	3,455
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center),
Series 2007, 6.00% 2037	1,485	1,085
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018	675	636
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC insured, 5.00% 2018 (preref. 2015)	325	367
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2020	1,305	1,176
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,340
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,432
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	1,538
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,198
Washington Township Health Care Dist., Rev. and Ref. Bonds, Series 2007-A, 5.00% 2037	5,500	4,086
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2010	1,210	1,229
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2013	1,100	1,102
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2018	2,750	2,598
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.125% 2023	1,000	872
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.75% 2011	1,510	1,490
West Sacramento Fncg. Auth., Special Tax Rev. Bonds, Series F, 5.85% 2013	1,685	1,630
Westlands Water Dist., Rev. Certs. of Part., Series 2002-A, MBIA insured, 5.25% 2016	1,270	1,351
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	742
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.05% 2038	5,185	3,234
City of Whittier, Health Fac. Rev. Bonds (Presbyterian Intercommunity Hospital), Series 2002, 5.75% 2031 (preref. 2012)	5,000	5,657
Community Facs. Dist. No. 2002-1, William S. Hart Union High School Dist., Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	747
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.25% 2026	845	599
Community Facs. Dist. No. 2005-1, William S. Hart Union School Dist., Special Tax Bonds, Series 2006, 5.30% 2036	1,500	987
		759,011

PUERTO RICO — 4.63%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, ASSURED GUARANTY insured, 5.00% 2028	3,000	2,698
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2009 (escrowed to maturity)	2,000	2,049
Children’s Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000, 5.75% 2020 (preref. 2010)	2,250	2,349
Electric Power Auth., Power Rev. Bonds, Series TT, 5.00% 2017	2,500	2,338
Electric Power Auth., Power Rev. Bonds, Series WW, 5.50% 2020	5,000	4,568
Electric Power Auth., Power Rev. Bonds, Series WW, 5.25% 2033	3,500	2,695
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, 3.301% 2031[1]	5,000	2,600
Government Dev. Bank, Series 2006-B, 5.00% 2015	3,000	2,866
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,675	1,600
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series CC, 5.50% 2030	4,200	3,447
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2020	1,000	1,018
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.125% 2027	7,500	6,962
Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc. Project), Series 1993-A, AMT, 6.30% 2023	995	396
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2010	1,000	1,018
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series J, 5.00% 2028 (put 2012)	4,000	3,836
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 5.50% 2012	3,580	3,625
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,000	4,897
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	1,250	1,200
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,006
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	190
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,000	2,956
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	1,000	967
Public Improvement G.O. Bonds, Series 2006-A, 5.25% 2022	2,000	1,747
Public Improvement G.O. Ref. Bonds, Series 1998-B, MBIA insured, 5.75% 2009	4,575	4,630
Public Improvement G.O. Ref. Bonds, Series 2002-A, XLCA insured, 5.50% 2017	5,075	4,870
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	2,000	1,977
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-B, 5.00% 2035	1,910	1,398
Public Improvement Ref. Bonds (G.O. Bonds), Series 2006-B, 5.00% 2035 (preref. 2016)	3,090	3,468
		74,371

VIRGIN ISLANDS — 0.40%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	500	506
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,011
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.30% 2011	2,000	2,010
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-E, 5.75% 2013	1,595	1,558
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.00% 2013	1,450	1,417
		6,502

Total bonds & notes (cost: $1,733,207,000)		1,469,310

Short-term securities — 7.13%

Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corporations, Rev. Bonds
(Oshman Family Jewish Community Center Project), Series 2007, 0.70% 2037[1]	600	600
Commonwealth of Puerto Rico, Tax and Rev. Anticipation Notes, Series 2009-A, Subseries 2009-A-1, 3.00% 7/30/2009	10,000	10,103
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-2, 0.70% 2020[1]	300	300
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-A, 0.70% 2036[1]	1,740	1,740
Educational Facs. Auth., Demand Rev. Bonds (Chapman University), Series 2008-C, 0.70% 2026[1]	2,435	2,435
G.O. Bonds, Series 2004-A-1, 0.80% 2034[1]	700	700
Infrastructure and Econ. Dev. Bank, Demand Rev. Bonds (Contemporary Jewish Museum), Series 2006, 0.70% 2036[1]	3,800	3,800
Infrastructure and Econ. Dev. Bank, Rev. Bonds (RAND Corp.), Series 2008-B, 0.70% 2042[1]	600	600
City of Irvine, Assessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, 0.70% 2031[1]	1,750	1,750
City of Irvine, Assessment Dist. No. 97-16 (Northwest Irvine), Limited Obligation Improvement Bonds,
Adjustable Rate Series, 0.70% 2022[1]	900	900
City of Irvine Assessment Dist. No. 97-17, Limited Obligation Improvement Bonds, Adjustable Rate Series, 0.70% 2023[1]	7,489	7,489
City of Long Beach, Airport Rev. Notes, Series B, AMT, TECP, 1.38% 12/3/2008	3,300	3,300
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2008, 3.00% 6/30/2009	25,000	25,265
Community Redev. Agcy. of the City of Los Angeles, Demand Multi-family Housing Rev. Bonds
(Wilshire Station Apartments), Series 2006-A, AMT, 0.80% 2038[1]	6,000	6,000
Community Redev. Agcy. of the City of Los Angeles, Multi-family Housing Rev. Bonds (Wilshire Station Apartments),
Series 2003-A, AMT, 0.80% 2038[1]	15,000	15,000
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2001-C-1, 0.65% 2036[1]	1,300	1,300
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2003-C-1, 0.90% 2030[1]	13,000	13,000
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2005-B-2, 0.65% 2028[1]	1,895	1,895
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-A, 1.20% 2029[1]	8,500	8,500
Orange County Sanitation Dist., Ref. Certs. of Part., Series 2000-B, 1.20% 2030[1]	2,900	2,900
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, 0.75% 2026[1]	4,000	4,000
Statewide Communities Dev. Auth., Rev. Bonds (Childrens Hospital Los Angeles), Series 2008-C, 0.70% 2034[1]	2,800	2,800

Total short-term securities (cost: $114,304,000)		114,377

Total investment securities (cost: $1,847,511,000)		1,583,687
Other assets less liabilities		21,335

Net assets		$1,605,022

[1] Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[2] Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,582,000, which represented .53% of the net assets of the fund.

[3] Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $12,855,000, which represented .80% of the net assets of the fund.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on September 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2008 (dollars in thousands):

Investment securities

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	1,583,687
Level 3 — Significant unobservable inputs	—
Total	$1,583,687

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$16,115
Gross unrealized depreciation on investment securities	(279,074)
Net unrealized depreciation on investment securities	(262,959)
Cost of investment securities for federal income tax purposes	1,846,646

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-920-0109O-S15846

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: January 28, 2009

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: January 28, 2009